Employee benefit plans - Summary of Defined Benefit Pension Plans with Accumulated Benefit Obligation in Excess of Plan Assets (Detail) - Pension Plan [Member] - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	$ 933.3	$ 1,132.2
Fair value of plan assets	701.6	888.6
Domestic [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	721.9	719.7
Fair value of plan assets	532.3	509.1
Foreign [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	211.4	412.5
Fair value of plan assets	$ 169.3	$ 379.5